Revenue by Categories - Schedule of Revenue Recognized from Receipt of Digital Assets (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Schedule of Revenue Recognized from Receipt of Digital Assets [Line Items]
Total revenues	$ 115,420	$ 193,439
Revenue recognized in digital assets payment [Member]
Schedule of Revenue Recognized from Receipt of Digital Assets [Line Items]
Total revenues	114,640	191,195
Revenue recognized in U.S. dollars payment [Member]
Schedule of Revenue Recognized from Receipt of Digital Assets [Line Items]
Total revenues	$ 780	$ 2,244